Recapitalization (Details 2) - shares	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Sep. 30, 2025
Related Party Transaction [Line Items]
TotalNumber shares issued	233,678	1,333,333
Class A Common [Member]
Related Party Transaction [Line Items]
TotalNumber shares issued	2,540,324		11,000,000
Vision Wave [Member]
Related Party Transaction [Line Items]
TotalNumber shares issued	2,722		2,722
Vision Wave [Member] | Class A Common [Member]
Related Party Transaction [Line Items]
TotalNumber shares issued	2,722		2,722
Vision Wave [Member] | Class B Common [Member]
Related Party Transaction [Line Items]
TotalNumber shares issued
Vision Wave Technologies [Member]
Related Party Transaction [Line Items]
TotalNumber shares issued	2,540,324		11,000,000
Vision Wave Technologies [Member] | Class B Common [Member]
Related Party Transaction [Line Items]
TotalNumber shares issued